SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

29.SEGMENT REPORTING

For the years ended December 31, 2022, 2023 and 2024, the Group had two operating segments, including network and hospital. The operating segments also represented the reporting segments. The Group’s CODM assess the performance of the operating segments based on the measures of revenues costs and gross profit (loss) by the network and hospital segment. Other than the information provided below, the CODM does not use any other measures by segments.

Summarized information by segments for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the year ended December 31, 2024
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	113,710	270,246	383,956	52,602
Cost of sales	(122,838)	(340,280)	(463,118)	(63,447)
Gross profit (loss)	(9,128)	(70,034)	(79,162)	(10,845)

	For the year ended December 31, 2023
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	218,343	319,059	537,402
Cost of sales	(206,527)	(407,483)	(614,010)
Gross profit (loss)	11,816	(88,424)	(76,608)

	For the year ended December 31, 2022
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	254,442	217,643	472,085
Cost of sales	(225,245)	(399,249)	(624,494)
Gross profit (loss)	29,197	(181,606)	(152,409)

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Segment assets
Network	1,769,085	2,354,543	322,571
Hospital	4,284,858	4,371,845	598,941
Total segment assets	6,053,943	6,726,388	921,512

Major Customers

For the year ended December 31, 2022, 2023 and 2024, one of the Company’s customers accounted for 12.2%, 12.8% and 15.6% of the Company’s total revenue, respectively.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location. For the year ended December 31, 2022, 2023 and 2024, all of Group’s revenue was generated from PRC. Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
PRC	4,132,784	4,400,026	602,801
Total long-lived assets	4,132,784	4,400,026	602,801